Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Cash and cash equivalents	$1,379,180	$1,209,226
Restricted cash	100,564	192,356
Total cash, cash equivalents and restricted cash	$1,479,744	$1,401,582

Schedule of Restrictions on Cash and Cash Equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Cash and cash equivalents	$1,379,180	$1,209,226
Restricted cash	100,564	192,356
Total cash, cash equivalents and restricted cash	$1,479,744	$1,401,582